Document and Entity Information	9 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	SITO MOBILE, LTD.
Entity Central Index Key	0001157817
Amendment Flag	true
Amendment Description	Amendment #1
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Entity Filer Category	Smaller Reporting Company